UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04993

Nicholas Limited Edition, Inc.

(Exact Name of Registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)          (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2009

Date of reporting period: 06/30/2009

Item 1. Report to Stockholders.

                                  SEMIANNUAL REPORT

                                    June 30, 2009
                           NICHOLAS LIMITED EDITION, INC.
                               700 North Water Street
                             Milwaukee, Wisconsin 53202
                                www.nicholasfunds.com

August 2009

Dear Fellow Shareholders:

The first half of 2009 has been a tale of two quite different quarters. The first quarter was mired in financial calamity with the banking system on the verge of collapse, unemployment rapidly rising and corporate earnings declining at a pace not seen since the Great Depression. Since March, however, the markets have recovered nicely due to the banking system moving past the government's stress tests, unemployment slowing and corporate profits for the second half of the year looking better than Wall Street estimates. Optimism has returned to the markets as government actions have alleviated investors' fears of a disaster larger than the Great Depression. This has left markets positive for the six months ended June 30, 2009; however, for the one-year period they remain negative. The market has been to the abyss but has returned.

Nicholas Limited Edition – Class I returned 9.83% for the six-month period ended June 30, 2009 and -16.09% for the 12-month period ended June 30, 2009, compared to returns of 11.36% and -24.85%, respectively for the Russell 2000 Growth Index.

Returns for Nicholas Limited Edition, Inc. - Class I and selected indices are provided in the chart below for the periods ended June 30, 2009.

		Average Annual Total Return
	6 Month	1 Year	3 Year	5 Year	10 Year
Nicholas Limited Edition, Inc. – Class I	9.83%	-16.09%	-3.68%	.40%	1.24%
Russell 2000 Growth Index	11.36%	-24.85%	-7.83%	-1.32%	-.89%
Russell 2000 Index	2.64%	-25.01%	-9.89%	-1.71%	2.38%
Morningstar Small-Cap Growth Fund Category	10.73%	-26.87%	-9.48%	-2.27%	1.43%
Standard and Poor's 500 Index	3.16%	-26.21%	-8.22%	-2.24%	-2.22%
Ending value of $10,000 invested in Nicholas Limited Edition, Inc. – Class I	$10,983	$8,391	$8,935	$10,203	$11,307
Fund's Class I Expense Ratio: 0.93%

The Fund's expense ratios for the period ended June 30, 2009 can be found in the financial highlights included within this report.

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end, may be obtained by visiting www.nicholasfunds.com/returns.html.

The Fund's returns are reduced by expenses; while the market indices are not. The ending values above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

Class N of the Fund commenced operations on February 28, 2005. The annual returns shown for the Class I shares for this Fund would be substantially similar to the Class N because both classes of shares are invested in the same portfolio of securities. Annual returns will generally differ only to the extent that the classes do not have the same expenses. Specifically, the performance shown for the Class I shares does not reflect the 0.25% 12b-1 fee or 0.10% servicing fee that is charged to Class N shares. Subsequent to March 13, 2008, the 12b-1 fee was 0.125% and the servicing fee was 0.05%.

During the first half of 2009, information technology led the way with energy, materials and consumer discretionary (retailers) following close behind. These are all the sectors that were hardest hit in the market correction. The health care and financial sectors were laggards. As of June 30, 2009, the portfolio consisted of approximately 25% health care, 20% industrials, 16% information technology, 14% consumer discretionary and staples, 9% financials, 4% materials, 2% energy and 6% cash.

As we look forward, the markets have recovered nicely, probably ahead of the economy, which is normal. We will continue to focus the portfolio on quality small-cap companies with good growth opportunities and defensible business models which will take market share in this tough economic environment and emerge stronger.

Thanks for your continued support.

Sincerely,

David O. Nicholas

Portfolio Manager

The information above represents the opinions of the Fund manager, is subject to change, and any forecasts made cannot be guaranteed.

The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Please refer to the schedule of investments in the report for complete fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Current and future portfolio holdings are subject to risk.

The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The S and P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index. Each Morningstar Category average represents a universe of Funds with similar investment objectives.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC. (08/09)

Financial Highlights Class I (NCLEX)
For a share outstanding throughout each period
-------------------------------------------------------------------------------------
                             Six Months
                               Ended                Years Ended December 31,
                             06/30/2009    ------------------------------------------
                             (unaudited)    2008    2007     2006       2005    2004
                             -----------   ------  ------   ------     ------  ------
NET ASSET VALUE,
 BEGINNING OF PERIOD .......   $13.93      $20.07  $19.62   $19.23     $19.59  $17.43
  INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
   Net investment income
    (loss) .................     (.01)(1)     .03     .01      .00(2)   (.02)   (.04)
   Net gain (loss) on
    securities (realized
    and unrealized) ........     1.38       (6.11)   2.20     1.23      1.55    2.47
                               ------      ------  ------   ------    ------  ------
      Total from investment
       operations ..........     1.37       (6.08)   2.21     1.23      1.53    2.43
                               ------      ------  ------   ------    ------  ------
   LESS DISTRIBUTIONS
   From net investment
    income .................       --        (.03)    .00(2)    --        --      --
   From net capital gain ...       --        (.03)  (1.76)    (.84)    (1.89)   (.27)
                               ------      ------  ------   ------    ------  ------
      Total distributions ..       --        (.06)  (1.76)    (.84)    (1.89)   (.27)
                               ------      ------  ------   ------    ------  ------
NET ASSET VALUE, END
 OF PERIOD .................   $15.30      $13.93  $20.07   $19.62    $19.23  $19.59
                               ------      ------  ------   ------    ------  ------
                               ------      ------  ------   ------    ------  ------

TOTAL RETURN ...............    9.83%(3) (30.26)%  11.20%    6.38%     7.78%  13.94%

SUPPLEMENTAL DATA:
Net assets, end of
 period (millions) .........   $117.5      $115.3  $167.8   $172.1    $170.2  $158.7
Ratio of expenses to
 average net assets ........    1.02%(4)     .93%    .91%     .92%      .95%    .91%
Ratio of net investment
 income (loss) to average
 net assets ................   (.09)%(4)     .16%    .05%     .00%(2) (.10)%  (.24)%
Portfolio turnover rate ....   35.18%(4)   35.64%  26.11%   31.00%    37.30%  34.98%

(1) Computed based on average shares outstanding.
(2) The amount rounds to $0.00 or 0.00%.
(3) Not annualized.
(4) Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Financial Highlights Class N (NNLEX)
For a share outstanding throughout each period
------------------------------------------------------------------------------------
                             Six Months
                               Ended       Years Ended December 31,    Period from
                             06/30/2009    -------------------------  02/28/2005 (1)
                             (unaudited)    2008     2007      2006   to 12/31/2005
                             -----------   ------   ------    ------  -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD ........  $13.78      $19.86   $19.51    $19.19      $19.30
  INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
   Net investment income
    (loss) ..................    (.02)(2)     .01(2)  (.06)(2)  (.07)      (.03)
   Net gain (loss) on
    securities (realized and
    unrealized) .............    1.36       (6.05)    2.17      1.23        1.78
                               ------      ------   ------    ------      ------
      Total from investment
       operations ...........    1.34       (6.04)    2.11      1.16        1.75
                               ------      ------   ------    ------      ------
   LESS DISTRIBUTIONS
   From net investment
    income ..................      --        (.01)      --        --          --
   From net capital gain ....      --        (.03)   (1.76)     (.84)      (1.86)
                               ------      ------   ------    ------      ------
      Total distributions ...      --        (.04)   (1.76)     (.84)      (1.86)
                               ------      ------   ------    ------      ------
NET ASSET VALUE, END
 OF PERIOD ..................  $15.12      $13.78   $19.86    $19.51      $19.19
                               ------      ------   ------    ------      ------
                               ------      ------   ------    ------      ------

TOTAL RETURN ................   9.72%(3) (30.41)%   10.74%     6.03%       9.03%(3)

SUPPLEMENTAL DATA:
Net assets, end of
 period (millions) ..........    $8.6        $7.7     $3.7      $7.2        $6.5
Ratio of expenses to
 average net assets .........   1.20%(4)    1.12%    1.26%     1.27%       1.30%(4)
Ratio of net investment
 income (loss) to average
 net assets .................   (.27)(4)     .07%   (.30)%    (.34)%      (.43)%(4)
Portfolio turnover rate .....  35.18%(4)   35.64%   26.11%    31.00%      37.30%
(1) Commencement of operations.
(2) Computed based on average shares outstanding.
(3) Not Annualized.
(4) Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

-------------------------------------------------------------------------------
Top Ten Equity Portfolio Holdings
June 30, 2009 (unaudited)
-------------------------------------------------------------------------------
                                                                  Percentage
        Name                                                    of Net Assets
        ----                                                    -------------
        iShares Russell 2000 Growth Index Fund .................     4.61%
        Brown & Brown, Inc. ....................................     1.90%
        AptarGroup, Inc. .......................................     1.77%
        HCC Insurance Holdings, Inc. ...........................     1.76%
        Solera Holdings, Inc. ..................................     1.71%
        Monro Muffler Brake, Inc. ..............................     1.63%
        ManTech International Corporation - Class A ............     1.62%
        VCA Antech, Inc. .......................................     1.62%
        MWI Veterinary Supply, Inc. ............................     1.55%
        IDEXX Laboratories, Inc. ...............................     1.50%
                                                                    ------
        Total of top ten .......................................    19.67%
                                                                    ------
                                                                    ------

-------------------------------------------------------------------------------
Sector Diversification (As a Percentage of Portfolio)
June 30, 2009 (unaudited)
-------------------------------------------------------------------------------
        BAR CHART PLOT POINTS
        Health Care ...............................................    24.68%
        Industrials ...............................................    20.07%
        Information Technology ....................................    15.68%
        Consumer Discretionary ....................................    11.00%
        Financials ................................................     8.98%
        Short-Term Investments ....................................     6.13%
        Other .....................................................     4.61%
        Materials .................................................     3.98%
        Consumer Staples ..........................................     2.64%
        Energy ....................................................     2.23%

-------------------------------------------------------------------------------
Fund Expenses
For the six month period ended June 30, 2009 (unaudited)
-------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses.  The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.
The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.
The first line of the table below for each share class of the Fund provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of the Fund and an assumed rate of return of 5% per year before expenses, which are not the Fund's actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.
Class I
                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period*
                       12/31/08         06/30/09       01/01/09 - 06/30/09
        ------------------------------------------------------------------
        Actual        $1,000.00         $1,098.30              $5.28
        Hypothetical   1,000.00          1,019.97               5.08
        (5% return before expenses)
        * Expenses are equal to the Class I six-month annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 180 then divided by 365 to reflect the one-half year period.

Class N
                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period**
                       12/31/08         06/30/09       01/01/09 - 06/30/09
        ------------------------------------------------------------------
        Actual        $1,000.00         $1,097.20              $6.21
        Hypothetical   1,000.00          1,019.08               5.97
        (5% return before expenses)
        ** Expenses are equal to the Class N six-month annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 180 then divided by 365 to reflect the one-half year period.

Schedule of Investments
June 30, 2009 (unaudited)
-------------------------------------------------------------------------------
 Shares or
 Principal
  Amount                                                             Value
-----------                                                      --------------
COMMON STOCKS - 93.86%
             Consumer Discretionary - Durables &
              Apparel - 2.51%
    65,000   Carter's, Inc. *                                     $  1,599,650
    60,000   Tupperware Brands Corporation                           1,561,200
                                                                  ------------
                                                                     3,160,850
                                                                  ------------
             Consumer Discretionary - Hotels, Restaurants &
              Leisure - 1.32%
    35,000   Jack in the Box Inc. *                                    785,750
    17,500   Panera Bread Company *                                    872,550
                                                                  ------------
                                                                     1,658,300
                                                                  ------------
             Consumer Discretionary - Media - 0.82%
    25,000   Morningstar, Inc. *                                     1,030,750
                                                                  ------------
             Consumer Discretionary - Retail - 3.25%
    80,000   Monro Muffler Brake, Inc.                               2,056,800
    30,000   O'Reilly Automotive, Inc. *                             1,142,400
    60,000   PetMed Express, Inc. *                                    901,800
                                                                  ------------
                                                                     4,101,000
                                                                  ------------
             Consumer Discretionary - Services - 3.10%
    80,000   BJ's Restaurants Inc. *                                 1,349,600
    33,300   Matthews International Corporation                      1,036,296
   140,000   Texas Roadhouse, Inc. - Class A *                       1,527,400
                                                                  ------------
                                                                     3,913,296
                                                                  ------------
             Consumer Staples - Food, Beverage & Tobacco - 2.63%
    20,000   Diamond Foods, Inc.                                       558,000
    30,000   J.M. Smucker Company (The)                              1,459,800
   191,500   Smart Balance, Inc. *                                   1,304,115
                                                                  ------------
                                                                     3,321,915
                                                                  ------------
             Energy - 2.23%
    45,100   Approach Resources Inc. *                                 311,190
    80,000   Bolt Technology Corporation *                             899,200
    22,500   Bristow Group Inc. *                                      666,675
    45,000   St. Mary Land & Exploration Company                       939,150
                                                                  ------------
                                                                     2,816,215
                                                                  ------------
             Financials - Banks - 1.07%
   101,000   Baylake Corp.                                             343,400
    35,258   FirstMerit Corporation                                    598,681
    30,000   TCF Financial Corp.                                       401,100
                                                                  ------------
                                                                     1,343,181
                                                                  ------------
             Financials - Diversified - 3.17%
    23,000   Affiliated Managers Group, Inc. *                       1,338,370
    45,000   Eaton Vance Corp.                                       1,203,750
    55,000   Waddell & Reed Financial, Inc.                          1,450,350
                                                                  ------------
                                                                     3,992,470
                                                                  ------------
             Financials - Insurance - 4.75%
   120,000   Brown & Brown, Inc.                                     2,391,600
    92,500   HCC Insurance Holdings, Inc.                            2,220,925
    53,400   Willis Group Holdings Limited                           1,373,982
                                                                  ------------
                                                                     5,986,507
                                                                  ------------
             Health Care - Equipment - 12.05%
    55,000   CardioNet, Inc. *                                         897,600
    22,500   Computer Programs and Systems, Inc.                       861,975
   120,000   DexCom, Inc. *                                            742,800
    41,000   IDEXX Laboratories, Inc. *                              1,894,200
   134,400   Insulet Corporation *                                   1,034,880
    50,000   Masimo Corporation *                                    1,205,500
    95,000   MedAssets, Inc. *                                       1,847,750
    79,550   Meridian Bioscience, Inc.                               1,796,239
   105,000   Micrus Endovascular Corporation *                         949,200
    37,500   NuVasive, Inc. *                                        1,672,500
    45,000   Somanetics Corporation *                                  742,950
    65,400   TranS1 Inc. *                                             407,442
    70,000   Wright Medical Group, Inc. *                            1,138,200
                                                                  ------------
                                                                    15,191,236
                                                                  ------------
             Health Care - Pharmaceuticals &
              Biotechnology - 3.93%
    52,000   Charles River Laboratories International, Inc. *        1,755,000
   112,000   PAREXEL International Corporation *                     1,610,560
    25,000   Techne Corporation                                      1,595,250
                                                                  ------------
                                                                     4,960,810
                                                                  ------------
             Health Care - Services - 8.70%
    40,000   Amedisys, Inc. *                                        1,320,800
    80,000   AmSurg Corp. *                                          1,715,200
    35,000   DaVita, Inc. *                                          1,731,100
   101,000   Dialysis Corporation of America *                         506,010
    95,000   Eclipsys Corporation *                                  1,689,100
    56,200   MWI Veterinary Supply, Inc. *                           1,959,132
    76,500   VCA Antech, Inc. *                                      2,042,550
                                                                  ------------
                                                                    10,963,892
                                                                  ------------
             Industrials - Capital Goods - 9.19%
    25,000   Baldor Electric Company                                   594,750
    75,000   Beacon Roofing Supply, Inc. *                           1,084,500
    42,650   Graco Inc.                                                939,153
    40,000   Kaydon Corporation                                      1,302,400
    30,000   Middleby Corporation (The) *                            1,317,600
    37,500   MSC Industrial Direct Co., Inc. - Class A               1,330,500
    35,000   Powell Industries, Inc. *                               1,297,450
    40,000   Regal-Beloit Corporation                                1,588,800
    70,000   Robbins & Myers, Inc.                                   1,347,500
    48,750   Sun Hydraulics Corporation                                788,288
                                                                  ------------
                                                                    11,590,941
                                                                  ------------
             Industrials - Commercial Services &
              Supplies - 8.90%
    50,000   Copart, Inc. *                                          1,733,500
    75,000   Healthcare Services Group, Inc.                         1,341,000
    27,500   Huron Consulting Group Inc. *                           1,271,325
    60,000   ICF International, Inc. *                               1,655,400
    20,000   IHS Inc. - Class A *                                      997,400
    75,000   Mobile Mini, Inc. *                                     1,100,250
    50,000   Navigant Consulting, Inc. *                               646,000
    40,000   Ritchie Bros. Auctioneers Incorporated                    938,000
    30,000   Stericycle, Inc. *                                      1,545,900
                                                                  ------------
                                                                    11,228,775
                                                                  ------------
             Industrials - Transportation - 1.97%
    45,000   Hub Group, Inc. - Class A *                               928,800
    94,250   Knight Transportation, Inc.                             1,559,837
                                                                  ------------
                                                                     2,488,637
                                                                  ------------
             Information Technology - Hardware &
              Equipment - 5.64%
    31,900   Dolby Laboratories, Inc. *                              1,189,232
    17,300   DTS, Inc. *                                               468,311
    45,000   F5 Networks, Inc. *                                     1,556,550
    73,500   FLIR Systems, Inc. *                                    1,658,160
   120,000   Intermec, Inc. *                                        1,548,000
    30,000   Riverbed Technology, Inc. *                               695,700
                                                                  ------------
                                                                     7,115,953
                                                                  ------------
             Information Technology - Semiconductors &
              Semiconductor Equipment - 1.62%
    47,500   ManTech International Corporation - Class A             2,044,400
                                                                  ------------
             Information Technology - Software &
              Services - 8.42%
    47,500   ANSYS, Inc. *                                           1,480,100
    25,000   Concur Technologies, Inc. *                               777,000
    25,000   FactSet Research Systems Inc.                           1,246,750
    69,500   MICROS Systems, Inc. *                                  1,759,740
    30,000   Quality Systems, Inc.                                   1,708,800
    30,000   SolarWinds, Inc. *                                        494,700
    85,000   Solera Holdings, Inc. *                                 2,159,000
    29,500   SPSS Inc. *                                               984,415
                                                                  ------------
                                                                    10,610,505
                                                                  ------------
             Materials - 3.98%
    66,000   AptarGroup, Inc.                                        2,228,820
   110,000   RPM International, Inc.                                 1,544,400
    55,000   Sensient Technologies Corporation                       1,241,350
                                                                  ------------
                                                                     5,014,570
                                                                  ------------
             Other - 4.61%
   102,500   iShares Russell 2000 Growth Index Fund                  5,810,725
                                                                  ------------
                  TOTAL COMMON STOCKS
                   (cost $104,030,299) ........................    118,344,928
                                                                  ------------
SHORT-TERM INVESTMENTS - 6.13%
             Commercial Paper - 5.31%
$  275,000   Stanley Works (The) 07/01/09, 0.30%                       275,000
   475,000   Clorox Company (The) 07/02/09, 0.50%                      474,993
   475,000   Integrys Energy Group, Inc. 07/06/09, 0.78%               474,949
   625,000   Vulcan Materials Company 07/06/09, 0.55%                  624,952
   500,000   Clorox Company (The) 07/07/09, 0.45%                      499,962
   500,000   Clorox Company (The) 07/07/09, 0.50%                      499,958
   685,000   General Mills, Inc. 07/07/09, 0.40%                       684,954
   250,000   XTO Energy Inc. 07/08/09, 0.55%                           249,973
   434,000   Covidien International Finance S.A. 07/13/09, 0.45%       433,935
   865,000   Kellogg Company 07/13/09, 0.30%                           864,914
   525,000   Wisconsin Energy Corporation 07/17/09, 0.45%              524,895
   600,000   PepsiAmericas, Inc. 07/21/09, 0.25%                       599,917
   485,000   H.J. Heinz Finance Company 08/03/09, 0.40%                484,822
                                                                  ------------
                                                                     6,693,224
                                                                  ------------
             Variable Rate Security - 0.82%
 1,039,686   American Family Financial Services, Inc. (1)
              07/01/09, 0.10%                                        1,039,686
                                                                  ------------
                  TOTAL SHORT-TERM INVESTMENTS
                   (cost $7,732,910) ..........................      7,732,910
                                                                  ------------
                  TOTAL INVESTMENTS
                   (cost $111,763,209) -- 99.99% ..............    126,077,838
                                                                  ------------
             OTHER ASSETS, NET OF LIABILITIES -- 0.01% ........         11,212
                                                                  ------------
                  TOTAL NET ASSETS
                   (basis of percentages
                   disclosed above) -- 100% ...................   $126,089,050
                                                                  ------------
                                                                  ------------
* Non-income producing security.
(1) Subject to a demand feature as defined by the Securities and Exchange
Commission.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
June 30, 2009 (unaudited)
-------------------------------------------------------------------------------
ASSETS
    Investments in securities at value (cost $111,763,209) ....   $126,077,838
                                                                  ------------
    Receivables -
         Investment securities sold ...........................        389,969
         Dividend and interest ................................         65,311
         Capital stock subscription ...........................         14,505
         Other ................................................            401
                                                                  ------------
              Total receivables ...............................        470,186
                                                                  ------------
    Other .....................................................          3,074
                                                                  ------------
              Total assets ....................................    126,551,098
                                                                  ------------
LIABILITIES
    Payables -
         Investment securities purchased ......................        334,447
         Due to adviser -
              Management fee ..................................         77,315
              Accounting and administrative fee ...............          4,110
         12b-1 and servicing fee ..............................         11,583
         Other payables and accrued expense ...................         34,593
                                                                  ------------
              Total liabilities ...............................        462,048
                                                                  ------------
              Total net assets ................................   $126,089,050
                                                                  ------------
                                                                  ------------
NET ASSETS CONSIST OF
    Paid in capital ...........................................   $116,674,062
    Net unrealized appreciation on investments ................     14,314,629
    Accumulated net realized loss on investments ..............     (4,845,456)
    Accumulated net investment loss ...........................        (54,185)
                                                                  ------------
              Total net assets ................................   $126,089,050
                                                                  ------------
                                                                  ------------

Class I:
Net assets ....................................................   $117,468,663
Shares outstanding ............................................      7,678,728
NET ASSET VALUE PER SHARE ($.01 par value,
 39,000,000 shares authorized),
 offering price and redemption price ..........................         $15.30
                                                                        ------
                                                                        ------
Class N:
Net assets ....................................................     $8,620,387
Shares outstanding ............................................        570,035
NET ASSET VALUE PER SHARE ($.01 par value,
 11,000,000 shares authorized),
 offering price and redemption price ..........................         $15.12
                                                                        ------
                                                                        ------

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2009 (unaudited)
-------------------------------------------------------------------------------
INCOME
    Dividend ..................................................    $   493,656
    Interest ..................................................         36,074
                                                                   -----------
         Total income .........................................        529,730
                                                                   -----------
EXPENSES
    Management fee ............................................        427,016
    Transfer agent fees .......................................         38,680
    Registration fees .........................................         32,713
    Accounting and administrative fees ........................         24,658
    Audit and tax fees ........................................         12,750
    Postage and mailing .......................................          9,530
    Printing ..................................................          6,772
    Accounting system and pricing service fees ................          6,479
    Legal fees ................................................          6,388
    Insurance .................................................          4,599
    12b-1 fees - Class N ......................................          4,425
    Directors' fees ...........................................          4,110
    Custodian fees ............................................          2,802
    Servicing fees - Class N ..................................          1,770
    Other operating expenses ..................................          2,511
                                                                   -----------
         Total expenses .......................................        585,203
                                                                   -----------
         Net investment loss ..................................        (55,473)
                                                                   -----------
NET REALIZED LOSS ON INVESTMENTS ..............................     (2,773,325)
                                                                   -----------
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION
 ON INVESTMENTS ...............................................     13,268,429
                                                                   -----------
    Net realized and unrealized gain on investments ...........     10,495,104
                                                                   -----------
    Net increase in net assets resulting from operations ......    $10,439,631
                                                                   -----------
                                                                   -----------

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2009 (unaudited) and the year ended December
31, 2008
-------------------------------------------------------------------------------
                                              Six Months
                                                Ended
                                              06/30/2009          Year Ended
                                              (unaudited)         12/31/2008
                                              ------------       -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
    Net investment income (loss) ...........  $    (55,473)       $    228,756
    Net realized loss on investments .......    (2,773,325)         (1,889,784)
    Change in net unrealized
     appreciation/depreciation
     on investments ........................    13,268,429         (51,839,305)
                                              ------------        ------------
         Net increase (decrease)
          in net assets resulting
          from operations ..................    10,439,631         (53,500,333)
                                              ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income - Class I ...            --            (247,783)
    From net realized gain
     on investments - Class I ..............            --            (270,315)
    From net investment income - Class N ...            --              (3,468)
    From net realized gain
     on investments - Class N ..............            --             (18,294)
                                              ------------        ------------
         Total distributions ...............            --            (539,860)
                                              ------------        ------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued - Class I
     (235,548 and 807,790
     shares, respectively) .................     3,139,768          12,758,290
    Reinvestment of distributions - Class I
     (0 and 36,499
     shares, respectively) .................            --             479,236
    Cost of shares redeemed - Class I
     (835,560 and 925,796
     shares, respectively) .................   (10,832,376)        (14,895,145)
    Proceeds from shares issued - Class N
     (179,891 and 517,841
     shares, respectively) .................     2,500,269           9,544,313
    Reinvestment of distributions - Class N
     (0 and 1,673
     shares, respectively) .................            --              21,727
    Cost of shares redeemed - Class N
     (166,376 and 150,515
     shares, respectively) .................    (2,139,294)         (2,413,788)
                                              ------------        ------------
         Increase (decrease) in net assets
          derived from capital share
          transactions .....................   (7,331 633)           5,494,633
                                              ------------        ------------
         Total increase (decrease)
          in net assets ....................     3,107,998         (48,545,560)
                                              ------------        ------------
NET ASSETS
    Beginning of period ....................   122,981,052         171,526,612
                                              ------------        ------------
    End of period (including accumulated
     undistributed net investment
     income (loss) of $(54,185) and $1,288,
     respectively) .........................  $126,089,050        $122,981,052
                                              ------------       -------------
                                             -------------       -------------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
June 30, 2009 (unaudited)
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Limited Edition, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.
    The primary objective of the Fund is long-term growth.  The following is a summary of the significant accounting policies of the Fund:
    (a)  Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price.  For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price.
         Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal, institutional-sized trading units, issuer analysis, bond market activity and various other factors.  Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the
         Board of Directors.  Variable rate demand notes are valued at cost, which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.
         Investment transactions for financial statement purposes are recorded on trade date.
         The Fund adopted Financial Accounting Standards Board Statement of
         Financial Accounting Standards No. 157, Fair Value Measurements ("FAS
         157"), effective January 1, 2008.  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.
         Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
              Level 1 - quoted prices in active markets for identical
              investments
              Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
              Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
         The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
         The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value:
                                                      Investments
                                                          in
              Valuation Inputs                        Securities
              ----------------                       ------------
              Level 1 - Quoted Prices .............. $118,344,928
              Level 2 - Other Significant
                         Observable Inputs .........    7,732,910
              Level 3 - Significant Unobservable
                         Inputs ....................           --
                                                     ------------
                                       Total ....... $126,077,838
                                                     -----------
                                                     -----------
    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.
    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Generally, discounts and premiums on long-term debt security purchases, if any, are amortized over the expected lives of the respective securities using the effective yield method.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
         Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related to one class of shares.
         Class N shares are subject to a 0.25% 12b-1 fee and a 0.10% servicing fee, as described in its prospectus.  Subsequent to March 13, 2008, the 12b-1 fee and servicing fee were voluntarily reduced to 0.125% and
         0.05%, respectively.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares.
    (e)  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.  Distributions from net investment income are generally declared and paid annually.  Distributions of net realized capital gain, if any, are declared and paid at least annually.
         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.  Distributions are determined in accordance with income tax regulations, which may differ from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book to tax differences to reflect tax character.  At June 30, 2009, no reclassifications were recorded.
         The tax character of distributions paid during the six months ended
         June 30, 2009 and the year ended December 31, 2008 was as follows:
                                            06/30/2009        12/31/2008
                                           ------------      ------------
              Distributions paid from:
              Ordinary income ............   $     --          $251,792
              Long-term capital gain .....         --           288,068
                                             --------          --------
              Total distributions paid ...   $     --          $539,860
                                             --------          --------
                                             --------          --------
         As of June 30, 2009, investment cost for federal tax purposes was
         $112,354,749 and the tax basis net unrealized appreciation were as follows:
              Unrealized appreciation ....................... $ 25,769,616
              Unrealized depreciation .......................  (12,046,527)
                                                              ------------
              Net unrealized appreciation ...................   13,723,089
                                                              ------------
                                                              ------------
         The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses from wash sales.
         As of fiscal year ended December 31, 2008, the Fund realized post-October losses of approximately $1,481,000, which for tax purposes, were deferred and recognized in fiscal 2009.
         As of June 30, 2009, the Fund had a tax deferral of wash loss sales of approximately $592,000.
         As of fiscal year ended December 31, 2008, the Fund had no capital loss carryforward.
         In July 2006, the Financial Accounting Standards Board ("FASB") issued
         Interpretation No. 48, "Accounting for Uncertainty in Income Taxes"
         ("FIN 48"). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction).  The Fund recognizes tax benefits only if it is more likely than not that a tax position
         (including the Fund's assertion that its income is exempt from tax)
         will be sustained upon examination.  If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in
         "interest" and penalties in "other" expenses on the Statement of
         Operations.  The Fund adopted FIN 48 in 2007.  The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of June 30, 2009.  Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in fiscal 2009.  At June 30, 2009, the tax years 2005 through 2008 remain open to examination in the Fund's major tax jurisdictions.
    (f)  The preparation of financial statements in conformity with U.S.
         generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.
(2) Related Parties--
    (a)  Investment Adviser and Management Agreement --
         The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the
         "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .75% of the average net asset value.  Also, the
         Adviser may be paid for accounting and administrative services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including $2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the
         Fund as determined by valuations made at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to $50,000 for such services.
    (b)  Legal Counsel --
         A director of the Adviser is affiliated with a law firm that provides services to the Fund.  The Fund incurred expenses of $4,139 for the period ended June 30, 2009 for legal services rendered by this law firm.
(3) Investment Transactions --
    For the period ended June 30, 2009, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $18,843,227 and $25,450,861, respectively.

Historical Record
(unaudited)
--------------------------------------------------------------------------------------------------
                                     Net Investment                     Dollar        Growth of
                            Net          Income      Capital Gain      Weighted      an Initial
                        Asset Value   Distributions  Distributions  Price/Earnings     $10,000
                         Per Share      Per Share      Per Share       Ratio (2)    Investment (3)
                        -----------  --------------  -------------  --------------  --------------
Class I
May 18, 1987 (1)........  $10.00         $ --           $  --             --            $10,000
December 31, 1987 ......    9.15          .0900            --            13.9 times       9,242
December 31, 1988 ......   11.29          .0969           .2527          14.1            11,762
December 31, 1989 ......   12.49          .1453           .6151          16.3            13,804
December 31, 1990 ......   12.03          .1207           .1213          14.2            13,566
December 31, 1991 ......   16.86          .1228           .2407          21.9            19,429
December 31, 1992 ......   18.77          .0815           .8275          18.8            22,690
December 31, 1993 ......   18.68          .0867          1.6782          20.4            24,738
December 31, 1994 ......   17.09          .1031           .9065          18.3            23,985
December 31, 1995 ......   19.22          .0761          2.9353          25.2            31,223
December 31, 1996 ......   20.74          .0124          2.6151          30.7            38,031
December 31, 1997 ......   25.07          .0029          2.4886          33.0            50,590
December 31, 1998 ......   24.20          .0142          1.2490          30.3            51,436
December 31, 1999 ......   22.61          .0538           .5439          23.4            49,333
December 31, 2000 ......   15.16           --            5.5800          25.9            45,063
December 31, 2001 ......   16.37           --             .0357          25.5            48,764
December 31, 2002 ......   12.49           --             .0311          21.4            37,299
December 31, 2003 ......   17.43           --              --            24.2            52,051
December 31, 2004 ......   19.59           --             .2679          25.3            59,309
December 31, 2005 ......   19.23           --            1.8896          25.2            63,925
December 31, 2006 ......   19.62           --             .8425          23.6            68,002
December 31, 2007 ......   20.07          .0008          1.7607          24.7            75,615
December 31, 2008 ......   13.93          .0301           .0327          14.9            52,733
June 30, 2009 ..........   15.30           --              --            18.8            57,920

Class N
February 28, 2005 (1) ..  $19.30         $ --           $  --            25.5 times     $10,000
December 31, 2005 ......   19.19           --            1.8581          25.2            10,903
December 31, 2006 ......   19.51           --             .8425          23.6            11,560
December 31, 2007 ......   19.86           --            1.7607          24.7            12,802
December 31, 2008 ......   13.78          .0062           .0327          14.9             8,909
June 30, 2009 ..........   15.12           --              --            18.8             9,776
(1) Date of Initial Public Offering.
(2) Based on latest 12 months accomplished earnings.
(3) Assuming reinvestment of all distributions.
   Range in quarter end price/earnings ratios
           High                      Low
------------------------     -------------------
September 30, 1997  35.5     June 30, 1988  13.3

Approval of Investment Advisory Contract
(unaudited)
-------------------------------------------------------------------------------
A discussion of the Approval by the Board of Directors of the Fund's Investment
Advisory Contract can be found in the Fund's Annual Report dated December 31,
2008.

Information on Proxy Voting
(unaudited)
-------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 (toll-free) or 414-276-0535.  It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov.  A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund's website, www.nicholasfunds.com, and the SEC's website,
www.sec.gov.

Quarterly Portfolio Schedule
(unaudited)
------------------------------------------------------------------------------
The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q's are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Information on the
operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Privacy Policy
(unaudited)
-------------------------------------------------------------------------------
      Nicholas Limited Edition, Inc. respects each shareholder's right to privacy.  We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.
      We collect the following non-public personal information about you:
      * Information we receive from you on applications or other forms, whether we receive the form in writing or electronically.  This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.
      * Information about your transactions with us and account history with
us.  This includes, but is not limited to, your account number, balances and cost basis information.  This also includes transaction requests made through our transfer agent.
      * Other general information that we may obtain about you such as demographic information.
              WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
                     ABOUT CURRENT OR FORMER SHAREHOLDERS.

                  INFORMATION SHARED WITH OUR TRANSFER AGENT,
                   A THIRD PARTY COMPANY, ALSO IS NOT SOLD.
      We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information.  While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.
      We may share non-public personal information about you:
      * With companies who work for us to service your accounts or to process transactions that you may request.  This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the
Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.
      * With a party representing you, with your consent, such as your broker or lawyer.
      * When required by law, such as in response to a subpoena or other legal process.
      The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information.  Access is restricted to employees who the Adviser determines need the information in order to perform their job duties.  To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.
      In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Nicholas Funds Services Offered
(unaudited)
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP
*     Coverdell Education Accounts
*     Profit Sharing Plan
*     Automatic Investment Plan
*     Direct Deposit of Dividend and Capital Gain Distributions
*     Systematic Withdrawal Plan with Direct Deposit
*     Monthly Automatic Exchange between Funds
*     Telephone Redemption
*     Telephone Exchange
*     24-hour Automated Account Information (800-544-6547)
*     24-hour Internet Account Access (www.nicholasfunds.com)
Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds
(800-544-6547).

                            Directors and Officers

                   DAVID O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                         TIMOTHY P. REILAND, Director

                          JAY H. ROBERTSON, Director

                 ALBERT O. NICHOLAS, Executive Vice President

                  DAVID L. JOHNSON, Executive Vice President

              JEFFREY T. MAY, Senior Vice President, Secretary,
                    Treasurer and Chief Compliance Officer

                    LYNN S. NICHOLAS, Senior Vice President

                  LAWRENCE J. PAVELEC, Senior Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                             www.nicholasfunds.com
                         414-276-0535 or 800-544-6547

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                  Distributor
                           QUASAR DISTRIBUTORS, LLC
                             Milwaukee, Wisconsin

                                   Custodian
                                U.S. BANK N.A.
                             Milwaukee, Wisconsin

                 Independent Registered Public Accounting Firm
                             DELOITTE & TOUCHE LLP
                             Milwaukee, Wisconsin

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 08/27/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 08/27/2009

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 08/27/2009